Commitments and contingencies - Schedule of quantities of cannabis available to supply by fiscal period (Details) - Pharmadrug Production GMBH - Supply agreement - FV Pharma Inc	12 Months Ended
Dec. 31, 2019 kg
Disclosure of contingent liabilities [line items]
2020	350
2021	650
2022	1,000
2023	1,000
2024	1,000